Retirement and Postretirement Benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 10.2	$ 0.0	$ 0.0
Interest cost	33.3	0.0	0.0
Expected return on plan assets	(51.0)	0.0	0.0
Amortization of prior service cost	0.5	0.0	0.0
Amortization of net actuarial loss	18.1	0.0	0.0
Allocated benefit cost from Timken	5.2	23.8	19.0
Net periodic benefit cost	16.3	23.8	19.0
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	1.1	0.0	0.0
Interest cost	6.5	0.0	0.0
Expected return on plan assets	(4.4)	0.0	0.0
Amortization of prior service cost	0.6	0.0	0.0
Amortization of net actuarial loss	0.0	0.0	0.0
Allocated benefit cost from Timken	2.2	6.4	9.0
Net periodic benefit cost	$ 6.0	$ 6.4	$ 9.0